STOCK BASED COMPENSATION PLANS (10K) (Detail Textuals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 107	$ 34	$ 315	$ 192
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 61	$ 67	$ 155	$ 274	$ 338	$ 370
Unrecognized compensation related to stock option grants					$ 167	$ 297